Note 6 (Tables)	6 Months Ended
Jun. 30, 2025
Risk Management [Abstract]
Maximum credit risk exposure [Table Text Block]
The BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of June 30, 2025 and December 31, 2024 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to ensure compliance with payment obligations. The details are broken down by category of financial instruments:

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	June 2025	Stage 1	Stage 2	Stage 3
Financial assets held for trading		72,957
Equity instruments	9	6,744
Debt securities	9	27,796
Loans and advances	9	38,417
Non-trading financial assets mandatorily at fair value through profit or loss		10,841
Equity instruments	10	9,822
Debt securities	10	599
Loans and advances	10	419
Financial assets designated at fair value through profit or loss	11	980
Derivatives (trading and hedging)		47,107
Financial assets at fair value through other comprehensive income		58,239
Equity instruments	12	1,603
Debt securities		56,612	56,582	—	30
Loans and advances to credit institutions	12	25	25	—	—
Financial assets at amortized cost		535,357	490,913	30,278	14,166
Debt securities		63,973	63,936	2	35
Loans and advances to central banks		8,732	8,732	—	—
Loans and advances to credit institutions		24,368	24,359	9	—
Loans and advances to customers		438,285	393,887	30,267	14,131
Total financial assets risk		725,481
Total loan commitments and financial guarantees		294,337	285,528	8,156	653
Loan commitments given	30	211,381	205,577	5,645	159
Financial guarantees given	30	22,273	21,273	857	143
Other commitments given	30	60,682	58,678	1,654	351
Total maximum credit exposure		1,019,818

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	December 2024	Stage 1	Stage 2	Stage 3
Financial assets held for trading		72,945
Equity instruments	9	6,760
Debt securities	9	27,955
Loans and advances	9	38,230
Non-trading financial assets mandatorily at fair value through profit or loss		10,546
Equity instruments	10	9,782
Debt securities	10	407
Loans and advances	10	358
Financial assets designated at fair value through profit or loss	11	836
Derivatives (trading and hedging)		53,229
Financial assets at fair value through other comprehensive income		59,115
Equity instruments	12	1,451
Debt securities		57,639	55,315	2,309	16
Loans and advances to credit institutions	12	25	25	—	—
Financial assets at amortized cost		514,086	467,910	31,930	14,246
Debt securities		59,070	58,887	149	34
Loans and advances to central banks		8,261	8,261	—	—
Loans and advances to credit institutions		22,668	22,658	8	2
Loans and advances to customers		424,087	378,104	31,772	14,211
Total financial assets risk		710,757
Total loan commitments and financial guarantees		262,233	253,291	8,150	791
Loan commitments given	30	188,515	182,830	5,524	160
Financial guarantees given	30	22,503	21,513	798	192
Other commitments given	30	51,215	48,948	1,828	439
Total maximum credit exposure		972,990

Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers at amortized cost as of June 30, 2025 and December 31, 2024 is shown below:

June 2025 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	246,968	224,330	15,223	7,414	(4,760)	(530)	(617)	(3,613)	242,207	223,800	14,606	3,801
Mexico	91,852	82,971	6,363	2,518	(3,136)	(1,244)	(609)	(1,283)	88,716	81,727	5,754	1,235
Turkey ⁽²⁾	49,841	43,191	4,535	2,114	(1,795)	(236)	(330)	(1,229)	48,046	42,955	4,205	886
South America ⁽³⁾	48,396	42,209	4,117	2,070	(1,921)	(367)	(261)	(1,292)	46,475	41,841	3,855	778
Others	1,228	1,185	30	14	(9)	(1)	(1)	(8)	1,219	1,184	29	6
Total ⁽⁴⁾	438,285	393,887	30,267	14,131	(11,621)	(2,378)	(1,818)	(7,425)	426,663	391,508	28,449	6,706
Of which: individual					(1,379)	(20)	(332)	(1,027)
Of which: collective					(10,243)	(2,359)	(1,487)	(6,397)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2025, the remaining balance was €86 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

December 2024 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	232,185	208,969	15,637	7,579	(4,684)	(543)	(631)	(3,510)	227,501	208,426	15,006	4,069
Mexico	91,717	83,053	6,147	2,517	(3,055)	(1,210)	(542)	(1,303)	88,662	81,843	5,605	1,214
Turkey ⁽²⁾	50,083	42,708	5,534	1,841	(1,784)	(243)	(390)	(1,151)	48,299	42,465	5,144	690
South America ⁽³⁾	48,897	42,204	4,431	2,262	(2,079)	(393)	(283)	(1,403)	46,818	41,811	4,148	860
Others	1,205	1,170	23	12	(9)	—	(1)	(7)	1,197	1,170	22	4
Total ⁽⁴⁾	424,087	378,104	31,772	14,211	(11,611)	(2,389)	(1,847)	(7,374)	412,477	375,715	29,925	6,837
Of which: individual					(1,532)	(13)	(321)	(1,197)
Of which: collective					(10,079)	(2,376)	(1,526)	(6,177)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2024, the remaining balance was €107 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by counterparty and product of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by type of product, classified in different headings of the assets as of June 30, 2025 and December 31, 2024 is shown below:

June 2025 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	7	—	16	3,708	2,213	5,944	6,203
Credit card debt	—	1	—	3	2,258	24,653	26,915	28,993
Commercial debtors		971	176	1,347	27,424	128	30,045	30,298
Finance leases	—	170	—	10	9,732	300	10,211	10,443
Reverse repurchase loans	—	240	9,195	26	—	—	9,461	9,463
Other term loans	8,459	24,341	8,400	14,319	154,614	155,091	365,224	373,980
Advances that are not loans	266	492	6,659	3,668	978	321	12,383	12,448
LOANS AND ADVANCES	8,725	26,220	24,430	19,389	198,714	182,706	460,183	471,828
By secured loans
Of which: mortgage loans collateralized by immovable property		235	—	675	29,094	98,329	128,333	130,953
Of which: other collateralized loans	—	6,109	9,007	621	10,988	2,752	29,478	29,715
By purpose of the loan
Of which: credit for consumption						67,663	67,663	72,840
Of which: lending for house purchase						99,210	99,210	100,786
By subordination
Of which: project finance loans					5,940		5,940	6,046

December 2024 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	8	—	59	3,140	2,099	5,307	5,521
Credit card debt	—	1	—	3	2,268	25,449	27,721	29,669
Commercial debtors		1,077	71	1,244	29,247	125	31,764	32,023
Finance leases	—	171	—	11	9,672	270	10,125	10,364
Reverse repurchase loans	—	219	9,157	44	—	—	9,420	9,422
Other term loans	7,803	20,519	7,529	11,771	148,167	151,313	347,102	356,002
Advances that are not loans	452	117	5,960	4,365	1,084	353	12,330	12,397
LOANS AND ADVANCES	8,255	22,111	22,719	17,497	193,579	179,610	443,769	455,399
By secured loans
Of which: mortgage loans collateralized by immovable property		245	—	680	29,307	97,627	127,860	130,633
Of which: other collateralized loans	—	6,059	9,628	530	10,996	2,648	29,861	30,129
By purpose of the loan
Of which: credit for consumption						67,446	67,446	72,447
Of which: lending for house purchase						98,570	98,570	100,218
By subordination
Of which: project finance loans					6,669		6,669	6,901

Guarantees Received [Table Text Block]
The value of guarantees received as of June 30, 2025 and December 31, 2024, is as follows:

GUARANTEES RECEIVED (MILLIONS OF EUROS)

	June 2025	December 2024
Value of collateral	144,941	144,844
Of which: guarantees normal risks under special monitoring	10,959	11,318
Of which: guarantees impaired risks	3,352	3,562
Value of other guarantees	60,189	56,589
Of which: guarantees normal risks under special monitoring	4,633	4,273
Of which: guarantees impaired risks	1,146	1,153
Total value of guarantees received	205,130	201,433

Impaired Secured Loans [Table Text Block]
The breakdown of loans and advances, within the heading “Financial assets at amortized cost”, including their gross carrying amount, impaired loans and advances, and accumulated impairment, by counterparties as of June 30, 2025 and December 31, 2024, is as follows:

June 2025 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	8,732	—	(7)
General governments	26,237	20	(17)
Credit institutions	24,368	—	(17)
Other financial corporations	19,412	11	(23)
Non-financial corporations	202,542	4,883	(4,016)
Households	190,093	9,218	(7,565)
LOANS AND ADVANCES	471,384	14,131	(11,645)

December 2024 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	8,261	—	(6)
General governments	22,133	26	(23)
Credit institutions	22,668	2	(13)
Other financial corporations	17,524	12	(26)
Non-financial corporations	197,521	5,014	(4,134)
Households	186,910	9,158	(7,427)
LOANS AND ADVANCES	455,016	14,213	(11,630)

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the six months ended June 30, 2025, and the year ended December 31, 2024 of impaired financial assets (financial assets and guarantees given) are as follows:

CHANGES IN IMPAIRED FINANCIAL ASSETS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	June 2025	December 2024
Balance at the beginning	14,891	15,362
Additions	6,082	12,255
Decreases ⁽¹⁾	(3,442)	(7,346)
Net additions	2,640	4,909
Amounts written-off	(2,287)	(4,559)
Exchange differences and other	(585)	(820)
Balance at the end	14,659	14,891
(1) Reflects the total amount of impaired loans and advances derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following estimates for the next five years of the Gross Domestic Product (GDP) growth, of the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, are determined by BBVA Research and have been used at the time of the calculation of the ECL as of June 30, 2025:

POSITIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.84%	8.39%	5.47%	0.00%	3.00%	4.19%	4.99%	9.01%
2026	3.94%	7.24%	5.91%	3.49%	3.32%	4.22%	8.18%	8.88%
2027	6.03%	6.74%	7.36%	3.72%	3.07%	4.81%	7.36%	8.59%
2028	6.94%	6.36%	7.68%	3.64%	2.95%	5.13%	6.30%	8.70%
2029	6.96%	6.08%	7.25%	3.57%	2.89%	5.17%	5.55%	8.87%
2030	6.40%	5.85%	6.16%	3.54%	2.82%	5.32%	5.52%	9.02%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	3.36%	6.18%	6.10%	5.93%	3.16%	8.97%
2026	3.94%	6.17%	7.25%	5.43%	4.42%	8.81%
2027	4.04%	6.03%	7.87%	4.85%	4.31%	8.51%
2028	3.87%	5.92%	7.55%	4.28%	4.33%	8.40%
2029	3.53%	5.83%	7.52%	3.86%	4.32%	8.46%
2030	3.42%	5.75%	7.40%	3.57%	4.40%	8.48%

Estimate of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

ESTIMATE OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.48%	10.48%	5.16%	(0.45)%	3.02%	4.17%	3.49%	9.18%
2026	1.65%	10.23%	3.28%	1.24%	3.49%	4.25%	4.01%	9.95%
2027	1.85%	9.90%	2.33%	1.74%	3.32%	4.37%	4.17%	10.28%
2028	1.80%	9.60%	1.62%	1.87%	3.25%	4.45%	4.20%	10.48%
2029	1.80%	9.30%	1.41%	1.89%	3.20%	4.33%	3.96%	10.50%
2030	1.85%	9.00%	1.31%	1.91%	3.13%	4.34%	4.04%	10.50%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	3.12%	6.19%	5.47%	5.98%	2.25%	9.06%
2026	2.66%	6.26%	3.96%	5.70%	2.74%	9.23%
2027	2.60%	6.20%	2.99%	5.40%	2.93%	9.14%
2028	2.56%	6.16%	2.46%	5.03%	3.05%	9.16%
2029	2.32%	6.12%	2.51%	4.70%	3.08%	9.32%
2030	2.29%	6.07%	2.49%	4.43%	3.17%	9.42%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

NEGATIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.11%	12.56%	4.85%	(0.84)%	3.04%	4.15%	2.71%	9.26%
2026	(0.42)%	13.19%	0.90%	(0.51)%	3.63%	4.25%	1.12%	10.62%
2027	(1.91)%	13.03%	(2.10)%	0.05%	3.54%	4.04%	1.70%	11.46%
2028	(2.94)%	12.82%	(3.78)%	0.38%	3.50%	3.89%	2.95%	11.70%
2029	(3.07)%	12.51%	(3.91)%	0.44%	3.47%	3.63%	3.19%	11.54%
2030	(2.45)%	12.13%	(3.12)%	0.47%	3.41%	3.52%	3.04%	11.43%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	2.07%	6.24%	4.35%	6.05%	1.20%	9.16%
2026	0.26%	6.47%	(0.46)%	6.09%	0.18%	9.83%
2027	0.42%	6.54%	(2.28)%	6.08%	0.98%	10.05%
2028	0.51%	6.58%	(2.72)%	5.87%	1.40%	10.24%
2029	0.38%	6.61%	(2.47)%	5.35%	1.52%	10.50%
2030	0.43%	6.62%	(2.34)%	5.31%	1.63%	10.69%

Expected loss variation [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued; or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD or probability of default and LGD or loss given default) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation (with a positive amount indicating a provision and a negative amount indicating a reversal) in the expected loss for the Group and the main portfolios and geographical areas as of June 30, 2025 and December 31, 2024, is shown below:

EXPECTED LOSS VARIATION AS OF JUNE 30, 2025

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies
-100 bps	178	161	16	1	33	24	9	118	114	3	7	5	2
+100 bps	(165)	(148)	(16)	(1)	(30)	(21)	(8)	(107)	(104)	(3)	(9)	(6)	(4)
Housing price
-100 bps						29
+100 bps						(28)

EXPECTED LOSS VARIATION AS OF DECEMBER 31, 2024

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies
-100 bps	153	135	17	1	28	20	8	74	72	2	32	27	5
+100 bps	(170)	(145)	(20)	(1)	(26)	(18)	(8)	(92)	(89)	(3)	(33)	(21)	(9)
Housing price
-100 bps						28
+100 bps						(27)

Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Table Text Block]
Below are the changes in the six months ended June 30, 2025, and the year ended December 31, 2024 in the loss allowances recognized on the condensed consolidated balance sheets to cover the estimated impairment or reversal of impairment on loans and advances of financial assets at amortized cost:

CHANGES IN LOSS ALLOWANCES OF LOANS AND ADVANCES AT AMORTIZED COST (MILLIONS OF EUROS)

	June 2025	December 2024
Balance at the beginning of the period	(11,630)	(11,316)
Increase in loss allowances charged to income	(6,004)	(11,646)
Stage 1	(1,120)	(2,021)
Stage 2	(813)	(1,677)
Stage 3	(4,071)	(7,949)
Decrease in loss allowances charged to income	3,175	5,823
Stage 1	791	1,362
Stage 2	642	1,554
Stage 3	1,742	2,907
Transfer to written-off loans, exchange differences and other	2,814	5,509
Balance at the end of the period	(11,645)	(11,630)

Wholesale financing operations carried out by group entities [Table Text Block]
The main wholesale financing transactions carried out by the BBVA Group during the first half of 2025 are listed below, including a relevant transaction formalized in July.

Issuer	Type of issue	Date of issue	Nominal (millions)	Currency	Coupon	Early redemption	Maturity date
BBVA, S.A.	AT1	Jan-25	1,000	USD	7.750%	Jan-32	Perpetual
	Tier 2	Feb-25	1,000	EUR	4.000%	Feb-32	Feb-37
	Senior non-preferred	Jul-25	1,000	EUR	3.125%	_	Jul-30